As filed with the Securities and Exchange Commission on April 29, 2009

1933 Act Registration No. 333-156656

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

VIRTUS EQUITY TRUST

(Virtus Strategic Growth Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

This Amendment to the Registration Statement on Form N-14 of the Virtus Equity Trust, filed with the Securities and Exchange Commission on January 9, 2009 (Accession No. 0001193125-09-004104; File No. 333-156656), as amended, is being filed to add Exhibit (12) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, as amended, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

It is proposed that this filing will become effective:

☒	immediately on filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

VIRTUS EQUITY TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The Agreement and Declaration of Trust dated August 17, 2000, and the By-laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1(a).	Agreement and Declaration of Trust, dated August 17, 2000, is incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 002-16590) to the Registrant’s Registration Statement on Form N-1A filed via EDGAR on October 30, 2000.

1(b).	Amendment to Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 85 (File No. 002-16590) on October 25, 2007 (“Post-Effective Amendment No. 85”), and incorporated herein by reference.

2(a).	Amended and Restated By-Laws of the Registrant dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006 (“Post-Effective Amendment No. 84”), and incorporated herein by reference.

2(b).	Amendment No. 1 dated August 23, 2006 to the Amended and Restated By-Laws of the Registrant, incorporated herein by reference to Post-Effective Amendment No. 84.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. (“PIC”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 74 (File No. 002-16590) on October 28, 2003, and incorporated herein by reference.

6(b).	First Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and PIC, made as of October 21, 2004, filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 (“Post-Effective Amendment No. 79”), and incorporated herein by reference.

6(c).	Second Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and PIC dated July 29, 2005, filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005 (“Post-Effective Amendment No. 83”), and incorporated herein by reference.

6(d).	Third Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and PIC dated July 13, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

6(e).	Subadvisory Agreement between PIC and Sasco Capital, Inc. (“Sasco”) dated October 21, 2004, on behalf of the Phoenix Mid-Cap Value Fund (“Mid-Cap Value Fund”), incorporated herein by reference to Post-Effective Amendment No. 79.

6(f).	Subadvisory Agreement between PIC and Acadian, dated July 29, 2005, on behalf of the Phoenix Value Opportunities Fund, incorporated herein by reference to Post-Effective Amendment No. 83.

6(g).	First Amendment to Subadvisory Agreement between PIC and Sasco, dated September 1, 2006, incorporated herein by reference to Post-Effective Amendment No. 84.

6(h).	Fourth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and PIC dated March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 89 (File No. 002-16590) on June 6, 2008 (“Post-Effective Amendment No. 89”), and incorporated herein by reference.

6(i).	Subadvisory Agreement between PIC and Engemann Asset Management, Inc. (“Engemann”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(j).	Subadvisory Agreement between PIC and Euclid Advisors LLC (“Euclid”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(k).	Subadvisory Agreement between PIC and Goodwin Capital Advisers, Inc. (“Goodwin”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(l).	Subadvisory Agreement between PIC and Harris Investment Management, Inc. (“Harris”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(m).	Subadvisory Agreement between PIC and Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(n).	Subadvisory Agreement between PIC and SCM Advisors, LLC (“SCM Advisors”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(o).	Subadvisory Agreement between PIC and Turner Investment Partners, Inc. (“Turner”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

7(a).	Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation (“PEPCO”), made as of November 19, 1997, filed via EDGAR with Post-Effective Amendment No. 64 (File No. 002-16590) on October 6, 1998, and incorporated herein by reference.

7(b).	Form of Sales Agreement between PEPCO and dealers, (February 2008), filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

8.	None.

9(a).	Master Custodian Contract between the Registrant and State Street Bank and Trust Company (“State Street”) dated May 1, 1997, incorporated herein by reference to Post-Effective Amendment No. 79.

9(b).	Amendment dated February 10, 2000 to Master Custodian Contract between Registrant and State Street, incorporated herein by reference to Post-Effective Amendment No. 79.

9(c).	Amendment dated July 2, 2001 to Master Custodian Contract between Registrant and State Street, incorporated herein by reference to Post-Effective Amendment No. 79.

9(d).	Amendment dated May 10, 2002 to Master Custodian Contract between Registrant and State Street, incorporated herein by reference to Post-Effective Amendment No. 79.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

10(b).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

10(c).	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(d).	Amendment No. 1 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(e).	Amendment No. 1 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(f).	Amendment No. 1 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(g).	2007 Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of July 13, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

11.	Opinion and consent of Kevin J. Carr, Esq. Filed via EDGAR with the Registration Statement (File No. 333- 156656) on Form N-14 on January 9, 2009 and incorporated herein by reference.

12.	Tax opinion and consent of McDermott Will & Emery LLP. Filed herewith.

13(a).	Amended and Restated Transfer Agency and Service Agreement between Phoenix Funds and PEPCO dated July 1, 2006, incorporated herein by reference to Post-Effective Amendment No. 85.

13(b).	Sub-Transfer Agency and Service Agreement between PEPCO and Boston Financial Data Services, Inc., dated as of January 1, 2005, incorporated herein by reference to Post-Effective Amendment No. 83.

13(c).	Amendment to Sub-Transfer Agency and Service Agreement between PEPCO and BFDS, dated as of July 1, 2006, incorporated herein by reference to Post-Effective Amendment No. 85.

13(d).	Administration Agreement between Registrant and PEPCO effective July 1, 2006, incorporated herein by reference to Post-Effective Amendment No. 85.

13(e).	Amendment No. 1 to Schedule A of Administration Agreement between Registrant and PEPCO effective June 27, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

13(f).	Second Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective September 24, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

13(g).	Amendment to Sub-Transfer Agency and Service Agreement between PEPCO and BFDS, dated as of July 1, 2008. Filed via EDGAR with the Registration Statement (File No. 333- 156656) on Form N-14 on January 9, 2009 and incorporated herein by reference.

13(h).	Fourth Amended and Restated Expense Limitation Agreement between Registrant and PIC effective as of March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

13(i).	Third Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

13(j).	Fourth Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

13(j).	Fifth Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

13(k).	First Amendment to Administration Agreement between Registrant and PEPCO effective November 15, 2007, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus All-Cap Growth Fund and Virtus Strategic Growth Fund of the Registrant. Filed via EDGAR with the Registration Statement (File No. 333- 156656) on Form N-14 on January 9, 2009 and incorporated herein by reference.

15.	Not applicable.

16.	Powers of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward. Filed via EDGAR with the Registration Statement (File No. 333- 156656) on Form N-14 on January 9, 2009 and incorporated herein by reference.

17.	Form of Proxy Card for Virtus All-Cap Growth Fund. Filed via EDGAR with the Registration Statement (File No. 333- 156656) on Form N-14 on January 9, 2009 and incorporated herein by reference.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this post effective amendment to the registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 29th day of April, 2009.

PHOENIX EQUITY TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this post effective amendment to the registration statement on Form N-14 in the capacities indicated on the 29th day of April, 2009.

Signatures	Title

/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
W. Patrick Bradley

/s/ Dr. Leroy Keith, Jr.	Trustee
Dr. Leroy Keith, Jr.*

/s/ Philip R. McLoughlin	Trustee and Chairman
Philip R. McLoughlin*

/s/ Geraldine M. McNamara	Trustee
Geraldine M. McNamara*

/s/ James M. Oates	Trustee
James M. Oates*

/s/ Richard E. Segerson	Trustee
Richard E. Segerson*

/s/ Ferdinand L. J. Verdonck	Trustee
Ferdinand L.J. Verdonck*

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.

EXHIBIT INDEX

Exhibit	Item
12	Tax opinion and consent of McDermott Will & Emery LLP